UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.   Name and address of issuer:

     CG Variable Annuity Separate Account and
     Connecticut General Life Insurance Company
     900 Cottage Grove Road, Hartford, CT 06152-2204

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2.   Name of each series or class of funds for which this notice is filed:

     CG Variable Annuity Separate Account

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3.   Investment Company Act File Number:
     811-6691

     Securities Act File Number:
     33-48137

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4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: |_|

     N/A

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     N/A

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     -0-

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     -0-

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     17,462,971 units for $267,487,165

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     17,462,971 units for $267,487,165

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvest-ment plans, if applicable (see Instruction B.7):

     -0-

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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on rule
          24f-2 (from item 10):                                  $267,487,165
                                                                 ---------------

     (ii) Aggregate   price  of  shares  issued  in
          connection   with  dividend reinvestment plans
          (from Item 11, if applicable):                         + -0-
                                                                 ---------------

     (iii)Aggregate  price of shares  redeemed  or
          repurchased  during  the fiscal year (if
          applicable):                                           -$60,914,220
                                                                 ---------------

     (iv) Aggregate  price of shares  redeemed or
          repurchased and  previously applied  as a
          reduction  to filing  fees  pursuant  to
          rule 24e-2 (if applicable):                            +-0-
                                                                 ---------------

     (v)  Net aggregate  price of  securities  sold and
          issued during the fiscal year in reliance on
          rule 24f-2  [line (i),  plus line (ii),  less
          line (iii), plus line (iv)] (if applicable):           $206,572,945
                                                                 ---------------

     (vi) Multiplier  prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation (see Instruction C.6):                   x 1/33rd of 1%
                                                                 ---------------

     (vii)Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                            $ 62,597.86
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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 26, 1997

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                    /s/ Karen S. Rohan
                    ------------------------------------
                    Karen S. Rohan, Asst. Vice President

     By (Signature and Title)*

               Date: February 26, 1997
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  *Please print the name and title of the signing officer below the signature.

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